Transactions with Related Parties, Management Fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Management fees - related party	$ 1,661	$ 1,741	$ 1,421
Related Party [Member]
Transactions with Related Parties [Abstract]
Management fees - related party	1,661	1,741	1,421
Related Party [Member] | Seanergy [Member]
Transactions with Related Parties [Abstract]
Management fees - related party	811	935	760
Related Party [Member] | Seanergy Shipmanagement [Member]
Transactions with Related Parties [Abstract]
Management fees - related party	$ 850	$ 806	$ 661